Commitments, Guarantees and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Consolidated Summary Financial Information	The following tables set forth certain consolidating summary financial information for SLF Inc. and Sun Life Assurance (consolidated):

For the years ended	SLF Inc.(unconsolidated)	Sun Life Assurance (consolidated)	Other subsidiaries of SLF Inc. (combined)	Consolidation adjustments	SLF Inc. (consolidated)
December 31, 2022
Revenue	$603	$12,608	$9,618	$493	$23,322
Shareholders’ net income (loss)	$3,135	$1,825	$968	$(2,798)	$3,130
December 31, 2021
Revenue	$320	$27,527	$9,060	$(1,219)	$35,688
Shareholders’ net income (loss)	$4,035	$2,823	$1,062	$(3,885)	$4,035

Assets and liabilities as at	SLF Inc.(unconsolidated)	Sun Life Assurance (consolidated)	Other subsidiaries of SLF Inc. (combined)	Consolidation adjustments	SLF Inc. (consolidated)
December 31, 2022
Invested assets	$31,897	$167,638	$12,495	$(34,738)	$177,292
Total other general fund assets	$6,594	$26,400	$22,791	$(27,463)	$28,322
Investments for account of segregated fund holders	$—	$125,242	$50	$—	$125,292
Insurance contract liabilities	$—	$140,415	$8,530	$(8,527)	$140,418
Investment contract liabilities	$—	$3,314	$—	$—	$3,314
Total other general fund liabilities	$9,916	$24,638	$17,766	$(19,815)	$32,505
December 31, 2021
Invested assets	$30,984	$174,777	$13,006	$(34,245)	$184,522
Total other general fund assets	$12,462	$24,580	$32,525	$(48,715)	$20,852
Investments for account of segregated fund holders	$—	$139,929	$67	$—	$139,996
Insurance contract liabilities	$—	$147,989	$10,105	$(10,283)	$147,811
Investment contract liabilities	$—	$3,368	$—	$—	$3,368
Total other general fund liabilities	$16,020	$24,249	$27,702	$(41,849)	$26,122